ACCOUNTS RECEIVABLE, NET - Summary of Accounts receivable and the related allowance for doubtful accounts (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Accounts receivable	¥ 64,851,728	$ 9,134,174	¥ 266,836,951
Less: allowance for accounts receivable	(60,019)	(8,453)
Accounts receivable, net	¥ 64,791,709	$ 9,125,721	¥ 266,836,951